Income tax	12 Months Ended
Dec. 31, 2025
Income tax
Income tax

Note 24. Income tax

	Year ended December 31,
(in thousands of euros)	2023	2024	2025
Loss before tax	(109,819)	(183,899)	(354,116)
Theoretical tax rate	25.0%	25.0%	25.0%
Tax benefit at theoretical rate	27,455	45,975	88,529
Tax credits	1,794	1,584	873
Permanent differences	478	(16,275)	3,967
Other permanent differences	(975)	(860)	(6,905)
Temporary differences	(30)	(34)	(36)
Tax rate differences	83	100	138
Non recognition of deferred tax assets related to tax losses and temporary differences	(28,930)	(30,569)	(86,589)
Impairment loss of deferred tax asset	(481)	(234)	—
Actual income tax benefit	(607)	(313)	(22)
of which
Current taxes	(62)	(305)	(124)
Deferred taxes	(545)	(8)	102
Effective tax rate	0.06%	0.17%	0.04%

As of December 31, 2025, income tax benefits amounts to €22 thousand.

As the imputation of tax benefits on tax losses of Inventiva S.A., at short or mid-term, were considered unlikely due to the growth phase of the Company and regarding the nil projected tax rate as of December 31, 2025, no current taxes are recorded as of December 31, 2025, for Inventiva S.A.

Tax credits mainly includes the CIR, non-taxable income, classified in other operating income (see Note 19 - Revenues and other income).

The Company faced a tax loss in the years ended December 31, 2025, 2024 and 2023. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Company’s business, no deferred tax assets were recognized in the consolidated financial statements as of December 31, 2025, December 31, 2024 nor as of December 31, 2023. Deferred tax assets recognized as of December 31, 2025 are related to Inventiva Inc. (see Note 6 - Deferred tax assets).